Related Party Transactions - Summary of Related Party Amounts Included in Balance Sheets (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction
Due from related parties, Accounts receivable	$ 5,000,000	$ 18,000,000
Due from related parties, Long-term investments and other assets	0	45,000,000
Due from related parties	5,000,000	63,000,000
Due to related parties, Accounts payable	3,000,000	$ 3,000,000
Petrogas | AltaGas
Related Party Transaction
Credit facility maximum borrowing capacity	100,000,000
Committed amount	$ 50,000,000